                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: December 31, 2000
                                         -----------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Markel Gayner Asset Management Corporation
Address:  4521 Highwoods Pkwy
          Glen Allen, VA 23060


Form 13F File Number: 28-6056
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas S. Gayner
Title: President
Phone: 804-527-3806

Signature, Place, and Date of Signing:

  Thomas S. Gayner              Richmond, VA                     02/08/01
----------------------     ----------------------------     -------------------
     [Signature]                [City, State]                     [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                   ----------------------

Form 13F Information Table Entry Total:       72
                                        -----------------

Form 13F Information Table Value Total:     398,594
                                        -----------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                        Markel Gayner Asset Management
                                   FORM 13F
                               December 31, 2000

                                                                                                            Voting Authority
                                                                                                         ---------------------
                                                          Value    Shares/    Sh/  Put/ Invstmt   Other
   Name of Issuer           Title of class   CUSIP       (x$1000)  Prn Amt    Prn  Call Dscretn  Managers  Sole  Shared   None
--------------------------- --------------   ---------  ---------  ---------  ---  ---- -------  --------  ----  ------   ----
A. J Gallagher                   COM         363576109      2927      46000    SH       Other                     46000
Abbott Laboratories              COM         002824100      1303      26900    SH       Other                     26900
Ace Limited                      COM         G0070K103      6909     162800    SH       Other                    162800
Albertsons                       COM         013104104      4312     162700    SH       Other                    162700
Aluminum Company of America      COM         022249106     10113     301882    SH       Other                    301882
American Express                 COM         025816109      7911     144000    SH       Other                    144000
American Home Products           COM         026609107      2029      31920    SH       Other                     31920
American Tower                   COM         029912201       708      18700    SH       Other                     18700
AmWest                           COM         032345100       331     240573    SH       Other                    240573
Anheuser Busch                   COM         035229103     31726     697268    SH       Other                    697268
Automatic Data Processing        COM         019411107      1311      20700    SH       Other                     20700
Bank of New York                 COM         064057102      1678      30400    SH       Other                     30400
Berkshire Hathaway Class B       COM         084670207     56056      23813    SH       Other                     23813
Berkshire Hathaway, Inc.         COM         10382K102     14981        211    SH       Other                       211
Bristol Myers Squibb             COM         110122108      1501      20300    SH       Other                     20300
Brown Forman Class A             COM         115637100      9734     145830    SH       Other                    145830
CIT Financial                    COM         125577106      2027     100700    SH       Other                    100700
Caraustar Industries             COM         140909102      1081     115300    SH       Other                    115300
Carmax                           COM         172737306      2242     569500    SH       Other                    569500
Cedar Fair LP                    COM         150185106      7927     432000    SH       Other                    432000
Centerpoint Property Trust       COM         151895109     23729     502200    SH       Other                    502200
Cincinnati Financial             COM         172062101     12171     307635    SH       Other                    307635
Circuit City                     COM         172737108      3304     287300    SH       Other                    287300
Claire's Stores                  COM         179584107      3647     203300    SH       Other                    203300
Clayton Homes                    COM         184190106     19410    1687850    SH       Other                   1687850
DuPont                           COM         263534109       483      10000    SH       Other                     10000
Exxon Corporation                COM         302290101      2668      30686    SH       Other                     30686
Gannett Company                  COM         364730101      1394      22100    SH       Other                     22100
General Dynamics                 COM         369550108      2379      30500    SH       Other                     30500
General Electric                 COM         369604103       460       9600    SH       Other                      9600
Glaxo                            COM         37733W105       224       4000    SH       Other                      4000
H&R Block                        COM         093671105      2069      50000    SH       Other                     50000
HCC Corporation                  COM         404132102      8364     310500    SH       Other                    310500
Hillenbrand Industries           COM         431573104     12262     238100    SH       Other                    238100
Intel                            COM         458140180       934      31072    SH       Other                     31072
International Speedway           COM         460335201      6259     164700    SH       Other                    164700
Interpublic Group                COM         460690100      1560      36660    SH       Other                     36660
Investors Title Company          COM         461804106      3792     240750    SH       Other                    240750
J. Alexanders                    COM         928753102       170      73400    SH       Other                     73400
Johnson and Johnson              COM         478160104      1440      13702    SH       Other                     13702
Kimberly Clark Corp              COM         494368103      2149      30405    SH       Other                     30405
Marriot International            COM         571903202      2362      55900    SH       Other                     55900
Marsh & McLennan                 COM         571748102      1930      16500    SH       Other                     16500
Martin Marietta Materials        COM         573284106     20558     486016    SH       Other                    486016
Massey Energy                    COM         576206106      1275     100000    SH       Other                    100000
McDonalds                        COM         580135101       826      24300    SH       Other                     24300
Merck                            COM         58155Q103      1339      14300    SH       Other                     14300
National Golf Properties         COM         63623G109      1723      83800    SH       Other                     83800
Nike                             COM         654106103       837      15000    SH       Other                     15000
Penn National Gaming             COM         707569109       592      58100    SH       Other                     58100
Penn Virginia Corporation        COM         707882106      2277      68600    SH       Other                     68600
Pepsico                          COM         713448108      1650      33300    SH       Other                     33300
Pfizer Inc                       COM         717081103      2507      54500    SH       Other                     54500
Pharmacia & Upjohn               COM         71713U102       970      15900    SH       Other                     15900
Philip Morris, Inc.              COM         718154107      5865     133300    SH       Other                    133300
Plum Creek Lumber MLP            COM         729237107       445      17100    SH       Other                     17100

                        Markel Gayner Asset Management
                                   FORM 13F
                               December 31, 2000

                                                                                                                   Voting Authority
                                                                                                                  ------------------
                                                                Value    Shares/ Sh/  Put/  Invstmt    Other
     Name of Issuer             Title of class    CUSIP       (x$1000)  Prn Amt Prn  Call   Dscretn   Managers   Sole  Shared  None
----------------------------    --------------   ---------    --------  ------- ---  ----   -------   --------   ----- ------  ----
RLI Corporation                   COM            749607107     14349     321095  SH          Other                     321095
Regis Corporation                 COM            758932107       957      66000  SH          Other                      66000
Sealed Air                        COM            81211K100       732      24000  SH          Other                      24000
ServiceMaster                     COM            817615107      5524     480343  SH          Other                     480343
Smithfield Foods                  COM            832248108      3770     124000  SH          Other                     124000
State Street Corp                 COM            857477103      1267      10200  SH          Other                      10200
Synalloy Corporation              COM            871565107      1376     289775  SH          Other                     289775
United Dominion Realty Trust      COM            910197102       143      13200  SH          Other                     132000
Valley National Bank              COM            919794107      1614      48455  SH          Other                      48455
Vulcan Materials                  COM            929160109      2394      50000  SH          Other                      50000
Wal-Mart Stores                   COM            931142103      1498      28200  SH          Other                      28200
Washington Post Co                COM            939640108      1187       1925  SH          Other                       1925
Washington Real Estate Investm    COM            939653101     10277     435000  SH          Other                     435000
Waste Management                  COM            941061109      4162     150000  SH          Other                     150000
White Mountain                    COM            G9618E107      3286      10300  SH          Other                      10300
XL Capital                        COM            G3242A102     25229     288747  SH          Other                     288747
REPORT SUMMARY                    72 DATA RECORDS             398594              0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED